COMMITMENTS AND CONTINGENCIES (Resolution of a Lawsuit) (Details) - Tiande Solar [Member] ¥ in Millions			1 Months Ended
	Dec. 30, 2015 CNY (¥) item	Aug. 25, 2015 CNY (¥) item	Apr. 30, 2015 CNY (¥) item
Contingencies [Line Items]
Number of defendants | item	4	4	3
Amount of claim			¥ 10.0
Interest rate per day			0.25%
Number of guarantors | item			4
Provision for doubtful accounts receivable	¥ 15.3
Four guarantors [Member]
Contingencies [Line Items]
Amount of claim			¥ 15.4
Amount awarded		¥ 13.2
Settlement payment made	¥ 15.3